Income Taxes (Details) - Schedule of United States and Foreign Components of Income (Loss) Before Income Taxes - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule of United States and Foreign Components of Income (Loss) Before Income Taxes [Line Items]
Loss before income tax	$ (939,316)	$ (2,116,787)	$ (6,546,908)	$ (11,630,095)
Provision for income taxes	11,391	14,925	39,715	97,616
Local – United States [Member]
Schedule of United States and Foreign Components of Income (Loss) Before Income Taxes [Line Items]
Loss before income tax	(776,425)	(839,853)	(3,919,962)	(3,728,225)
Provision for income taxes	11,391	11,700	33,680	97,616
Foreign – Malaysia [Member]
Schedule of United States and Foreign Components of Income (Loss) Before Income Taxes [Line Items]
Loss before income tax	(162,891)	(1,276,934)	(2,626,946)	(7,901,870)
Provision for income taxes		$ 3,225	$ 6,035